Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

January 15, 2016

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Met Investors Series Trust (the “Trust”)
SEC File Nos. 333-48456, 811-10183
CIK - 0001126087

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, enclosed is the Interactive Data File that mirrors the risk/return summary information in the prospectus dated May 1, 2015, as amended, December 29, 2015 for the MFS® Emerging Markets Equity Portfolio (currently known as Met/Aberdeen Emerging Markets Equity Portfolio), a series of the Trust, filed under Rule 497(c) on December 29, 2015 (SEC Accession No. 0001193125-15-416194).

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213.

Very truly yours,

/s/ John L. Chilton

Enclosures

cc:	Andrew L. Gangolf, Esq.
Michael P. Lawlor, Esq.
David C. Mahaffey, Esq.